OTHER NON-CURRENT ASSETS (Details) - CAD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Miscellaneous assets [abstract]
Contract assets (Note $12)	$ 38.8	$ 41.6
Advance payments for property, plant and equipment	3.3	30.0
Investment in finance leases (Note 16)	126.0	135.9
Non-current receivables	94.7	61.5
Investment tax credits	303.4	268.6
Other	91.6	64.7
Other non-current assets	$ 657.8	$ 602.3